Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of amounts capitalized	$ 40	$ 23	$ 17
Cash paid for income taxes, net of income tax refunds	1	1	30
Property, plant and equipment acquired with accounts payable	27	47	34
Other non-cash additions of property, plant and equipment	1	8	3
Non-cash change in parent advances	0	(115)	5
Accounts payable related to equity issuance costs	$ 1	$ 0	$ 0